Nature and extent of risk arising from financial instruments (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Description for effect on foreign exchange rates	As at December 31, 2022, a 5% increase or decrease in the U.S. dollar exchange rate would increase or decrease the unrealized exchange gain (loss) by $314 (December 31, 2021 – $1,533).
LIBOR [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease In credit facility expense due to change in basis point	$ 287	$ 225
Credit Facility - Liquid [Member]
Disclosure of detailed information about financial instruments [line items]
LIBOR	4.32%	0.11%